FORM  N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01932

Exact name of registrant as specified in charter

Valley Forge Fund, Inc.

Address of principal executive offices

1375 Anthony Wayne Dr

Wayne PA  19087

Name and address of agent for service

Bernard B. Klawans

1375 Anthony Wayne Dr

Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:

12/31/09

Date of reporting period:

03/31/09

Item 1. Schedule of Investments. Mar. 31, 2009 - Valley Forge Fund -

(Unaudited)

COMMON STOCKS: 78.2%	Shares	Cost	Value

Basic Materials 3.0%
Coeur D'Alene Mines Corporation *	63,000	266,641	59,220
Dow Chemical Company	15,000	372,365	126,450
		$ 639,006	$185,670
Communications 10.5%
ADC Telecommunications *	12,000	190,021	51,960
AT&T Corp.	10,000	307,971	252,000
Time Warner Cable	2,092	33,905	51,857
Verizon Communications Inc.	10,000	321,209	302,000
		$ 853,106	$657,817
Consumer Oriented 42.5%
Black & Decker Corp.	5,000	117,156	157,800
Brown-Forman Corp. B	5,000	245,506	194,150
Coca-Cola Company	10,000	474,462	439,500
Fortune Brands, Inc.	10,000	318,312	245,500
Kimberly-Clark Corp.	12,000	684,927	553,320
Pep Boys - Manny, Moe & Jack	20,000	542,916	88,200
Sara Lee Corp.	25,000	263,830	202,000
Supervalu Inc.	30,000	535,917	428,400
Target Corporation	5,000	299,605	171,950
Time Warner Inc.	8,333	405,026	160,827
		$3,887,657	$2,641,647
Financial 2.8%
AllianceBernstein	5,000	71,456	73,600
Federal Argic Mtg Corp. Class C Non Voting	12,000	294,069	32,160
American Express Company	5,000	66,956	68,150
		$ 432,481	$173,910
Industrials 13.5%
Caterpillar	5,000	155,656	139,800
General Electric Company	20,000	752,373	202,200
3M Company	10,000	646,462	497,200
		$1,554,491	$839,200
Healthcare 4.2%
Johnson & Johnson	5,000	282,756	263,000
		$ 282,756	$ 263,000

Technology 1.7%
Diebold Inc.	5,000	113,881	106,750
		$ 113,881	$106,750

		__________	__________
Total Common Stocks		$7,763,378	$4,867,994
		__________	__________

SHORT TERM INVESTMENT: 21.9%
Commerce Bank Savings Account, 4.8% (**)		1,360,570	1,360,570
		__________	__________

Total Short-term Investment		$1,360,570	$1,360,570
		__________	__________

TOTAL INVESTMENTS 99.4%		$9,123,948	$6,228,564

OTHER ASSETS LESS LIABILITITS - NET 0.6%			48,208
			________
NET ASSETS 100.0%			$6,276,772

  * Non-income producing during the year

 ** Only $100,000 of this is insured by the Federal Government.  Fund Management believes that risk of loss is small but, nevertheless, should be disclosed.

At March 31, 2009, the gross unrealized appreciation for all securities totaled $61,959 and the gross unrealized depreciation for all securities totaled $2,923,413. The aggregate cost of all securities for federal tax purposes at March 31, 2009 was $7,763,378.

Security Evaluation: The Fund adapted the FASB Statement of Financial Accounting Standards No.157 ("FAS 157") Fair Value Measurements effective January 1, 2008.

which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The Fund found that adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis.  The three-tier hirearcy of inputs along with evaluation of the Fund's investments in securities as of March 31, 2009 are summarized below.

Valley Forge Fund
	Investments	Other Financial
	in Securities	Instruments*

Level 1 Quoted prices in active markets for
identical investments.	$4,867,694	$ 0
Level 2 Other significant observable inputs
(including quoted prices for similar
investments, interest rates, prepayments,
speeds, credit risk, etc.	0	0
Level 3 Significant unobservable inputs (including
the Fund's own assumptions in determining
the fair value of investments)	0	0
	__________	____________
Total Value of Commom Stocks 03/31/09	$4,867,694	$ 0

* Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as forwards and swap contracts, which are valued at the realized appreciation/deprecition on the instrument.

In June 2006, FASB issued Interpretation No. 48 ("FIN"), Accounting for Uncertanty in Income Taxes". FIN 48 established the minimum threshold for recognizing, and a system for measuring the benefits of tax-return positions in financial statements, effective for the fund's current fiscal year. Management found that adaption of FIN 48 had an effect on its financial statements and has concluded that no provision for income tax is required in the Fund's financial statements.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161,"Disclosures about Derivative Instruments and Hedging Activities." ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginningg after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

Item 2. Controls and Procedures.

Policy - The Valley Forge Fund "(VFF") had hired an Independent Accountant and legal support in its ongoing effort to comply  with revalent regulatory requirements, provide information about the Firm's business activities, policies and identify any actual and/or Potential Conflicts of Interest ("PCOI") among other things. All changes recommended by the Securities & Exchange and the independently hired Auditor are believed to have been incorporated and become integrated into daily operations.

Background - The Security and Exchange Commission ("SEC") has adopted Rule 38a-1 under the Investment Company Act of 1940 that requires SEC registered mutual funds such as the VFF to:

1. Establish written Compliance Policies and Procedures designed to prevent violations of applical laws by he Fund or any of its supervised personnel.

2. Achieve approval by a majority of the Fund's Board of Independent Directors along with all supervisory personnel of these Fund Policies and Procedures.  In addition, these Policies and Procedures are reviewed at least annually for updating and revision as may be required.

3. Designate a Chief Compliance Officer ("CCO") who must, among other things, provide a written report to the Board that addresses the operation of the Policies and Procedures of the Fund and its supervisory personnel. The Report will contain any material changes to the Polocies and Procedures and a description of any material compliance matter that has occured since the last report.

Responsibility - Bernard Klawans, who is the President of VFF, has been appointed CCO for the Fund and also acts in that capacity for the Investment Adviser and Transfer Agent. He, therefore, is responsible for maintaining and adminstering the Fund's adapted (and approved by the Board) thirty written Policies and Procedures.

The Securities and Exchange Commission Philadelphia Office has completed its latest routine on-site examination of the Fund's operations as of April 30, 2007. They independently calculated the total return of the VFF for the years ending 2004 and 2005 and then compared these results with the total returns reflected in VFF's Prospectus and found no material differences. However, the SEC Staff found numerous PCOI that could be considered to be not in the best interest of VFF Shareholders. All PCOI's have been examined in depth by Mr. Klawans and the Valley Forge Board of Directors. Resolutions including eliminations and/or changed operations that have been acted upon and reported in the Fund's reply letter to the SEC Examination include, but were not limited to:

a. Fund personnel will no longer loan the Fund money for short periods with no interest charges to meet short term Fund cash needs because of large shareholder redemptions.

b. Fund personnel that control Fund bank accounts will no longer have personal accounts in the same bank.

c.The Fund's written Policies and Procedures were inadequate. Thirty Policies and Procedures have now been either created or amended to reflect the current believed to be correct proper Fund operations.

d. All future documents filled with the SEC will be modified to meet specified standards.

e. Daily pricing sheets have been modified to allow easy confirmation of Fund cash positions compared to the Fund's written journals.

f. Two signatures are now required on all  checks issued by the Fund that are over $5,000.  All checks must be signed by Mr. Klawans. Persons authorized to provide the second signature include Sandra Texter (the Fund Secretary and Mr. Klawans daughter) and Ellen Klawans (Mr. Klawans daughter-in-law) that holds no position in the Fund.

g. Fund bank statements are now being opened and balanced by individuals. Mr. Klawans then checks the results and makes them part of the Fund's financial records.

h. In addition to the information such as that above given in the Fund's reply letter to the SEC's in-house examination, the Fund's financial statements for the years 2004, 2005 and 2006 have been restated and filed on the internet via Edgar to grant the public access to the enacted changes.

i. Mr. Klawans is 88 years old and, at the suggestion of the Securities and Exchange Commision, has decided to reduce his personal work load. To accomplish this, he plans to turn over most operations of the Fund to others and remain primarily in a role in portfolio management by the end of 2008.  This gradual change is not expected to impact Fund operation and performance.

j. The manual written journal has been placed onto an excel spread sheet to permit easy and clean access to all Valley Forge Fund transactions for the year 2008.

Item 3. Audit Committee Financial Expert.

The current principal executive officer Bernard Klawans has prepared all financial documents ever issued by the Fund.  These documents include thirty-seven annual audits along with absolutely no material shareholder complaints or challenges.  It is believed that the 37 years of Mr. Klawans' financial management experience along with the small size of the Fund (about $7 million in assets) is sufficient rational to preclude the need for an Audit Committee or an Audit Financial Expert to monitor future Fund finances until or unless the Fund's assets exceed $15 million in total assets.

Item 5. Certifications: I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-Q of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I, Mr. Klawans, am the certifying officer of the Fund. The Board, in view of the small size of the Fund, determined that operation for 37 years and the continuing history of certified audits made it unnecessary to have more certifying officers. I, therefore, am responsible for establishing and maintaining disclosure controls & procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or cause such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to me by others within those entities, particularly during the period in which this report is being prepared;

   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under my super-financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors;

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

   b) Any  fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:                                                  04/25/2009

                                                     /s/ Bernard B. Klawans

                                                         Bernard B. Klawans

                                                         Fund Certifying Officer

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Valley Forge Fund, Inc.

Date                                                      04/25/09

By (Signature and Title)                    /s/ Sandra K. Texter

                                                          Sandra K. Texter

                                                          Secretary

By (Signature and Title)                    /s/ Bernard B. Klawans

                                                          Bernard B. Klawans

                                                          President